UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ Global Equity Income Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.7%
	COMMON STOCKS – 94.2%
	Air Freight & Logistics – 1.6%
104,000	Deutsche Post AG, (2)	$ 4,555,125
	Airlines – 1.7%
91,000	Delta Air Lines, Inc.	4,987,710
	Automobiles – 1.6%
55,380	Daimler AG, (2)	4,718,376
	Banks – 17.3%
1,525,000	AIB Group PLC	9,179,524
675,000	Bank of Ireland Group PLC, (2), (3)	5,891,856
141,000	CIT Group Inc.	7,261,500
128,000	Citigroup Inc.	8,640,000
420,000	ING Groep N.V, (2)	7,087,583
40,500	JPMorgan Chase & Co.	4,453,785
98,095	The Bank of NT Butterfield and Son Limited	4,402,504
2,375,000	Unicaja Banco SA, 144A, (2), (3)	4,093,188
	Total Banks	51,009,940
	Biotechnology – 1.5%
57,250	Gilead Sciences, Inc.	4,316,078
	Capital Markets – 6.7%
230,000	Ares Capital Corporation	3,650,100
72,500	Aurelius AG, (2)	5,056,259
39,500	Deutsche Boerse AG, (2)	5,399,779
325,000	UBS Group AG, (2)	5,726,149
	Total Capital Markets	19,832,287
	Chemicals – 4.2%
490,000	CVR Partners LP	1,592,500
171,295	DowDuPont, Inc.	10,913,204
	Total Chemicals	12,505,704
	Diversified Financial Services – 1.3%
430,000	Challenger Limited, (2)	3,851,002
	Diversified Telecommunication Services – 4.0%
150,000	Nippon Telegraph and Telephone Corporation, (2)	6,907,570

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
320,000	Telefonica Brasil SA	$ 4,885,126
	Total Diversified Telecommunication Services	11,792,696
	Electric Utilities – 2.2%
192,000	FirstEnergy Corp	6,529,920
	Electrical Equipment – 1.2%
44,100	Eaton PLC	3,524,031
	Equity Real Estate Investment Trust – 0.8%
410,000	Colony Northstar, Inc., Class A	2,304,200
	Food Products – 1.6%
440,000	Orkla ASA, (2)	4,741,875
	Gas Utilities – 1.1%
556,700	Italgas SpA, (2)	3,326,471
	Household Durables – 1.9%
300,000	Sekisui House, Ltd., (2)	5,475,307
	Industrial Conglomerates – 2.0%
46,760	Siemens AG, (2)	5,966,449
	Insurance – 8.9%
130,000	Ageas, (2)	6,708,588
24,000	Allianz AG, (2)	5,425,371
77,000	CNA Financial Corporation	3,799,950
120,000	NN Group NV, (2)	5,331,592
35,000	RenaissanceRe Holdings, Limited	4,847,850
	Total Insurance	26,113,351
	Media – 1.9%
230,000	National CineMedia, Inc.	1,193,700
143,000	Viacom Inc., Class B	4,441,580
	Total Media	5,635,280
	Multi-Utilities – 3.1%
390,000	Veolia Environnement SA, (2)	9,265,373
	Oil, Gas & Consumable Fuels – 5.6%
41,000	Chevron Corporation	4,675,640
308,520	Enterprise Products Partnership LP	7,552,570
77,000	Total SA, (2)	4,413,611
	Total Oil, Gas & Consumable Fuels	16,641,821

Shares	Description (1)	Value
	Pharmaceuticals – 7.5%
115,000	AstraZeneca PLC, Sponsored ADR	$4,021,550
490,000	GlaxoSmithKline PLC, (2)	9,516,310
19,800	Roche Holdings AG, (2)	4,542,061
85,000	Takeda Pharmaceutical Co., (2)	4,140,360
	Total Pharmaceuticals	22,220,281
	Real Estate Management & Development – 2.7%
591,650	Great Eagle Holdings Limited, (2)	3,013,952
3,000,000	Sino Land Company Limited, (2)	4,862,551
	Total Real Estate Management & Development	7,876,503
	Road & Rail – 1.7%
37,000	Union Pacific Corporation	4,973,910
	Semiconductors & Semiconductor Equipment – 3.1%
310,000	Cypress Semiconductor Corporation	5,257,600
139,700	Infineon Technologies AG, (2)	3,756,983
	Total Semiconductors & Semiconductor Equipment	9,014,583
	Software – 5.5%
58,000	Microsoft Corporation	5,293,660
239,000	Oracle Corporation	10,934,250
	Total Software	16,227,910
	Specialty Retail – 1.1%
784,000	Kingfisher PLC, (2)	3,216,203
	Textiles, Apparel & Luxury Goods – 0.0%
34,456,000	China Hongxing Sports Limited, (4)	26
	Tobacco – 2.4%
210,900	Imperial Brands PLC, (2)	7,181,038
	Total Common Stocks (cost $247,361,377)	277,803,450

Shares	Description (1)	Coupon	Maturity	Value
	Structured Notes – 3.3%
244,285	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to Class A Common Stock of First Data Corp. (Cap 110.12% of Issue Price of $16.6770), 144A	8.000%	6/19/18	3,881,689
58,000	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to Common Stock of Delta Air Lines, Inc. (Cap 115.38% of Issue Price of $55.5165), 144A	8.000%	7/24/18	3,190,000
37,000	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to the Common Stock of Qorvo, Inc. (Cap 114.56% of Issue Price of $66.2300), 144A	10.000%	7/24/18	2,496,390
	Total Structured Notes (cost $9,738,496)			9,568,079

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.9%
	Food Products – 0.9%
$ 1,884	Land O' Lakes Incorporated, 144A	7.250%	N/A (6)	BB	$2,100,660
554	Land O' Lakes Incorporated, 144A	8.000%	N/A (6)	BB	621,172
$ 2,438	Total $1,000 Par (or similar) Institutional Preferred (cost $2,438,000)				2,721,832

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.3%
	Insurance – 0.3%
31,400	National General Holding Company	7.625%	N/R	$ 784,372
	Total $25 Par (or similar) Retail Preferred (cost $773,041)			784,372

	Total Long-Term Investments (cost $260,310,914)			290,877,733
	Other Assets Less Liabilities – 1.3%			3,972,300
	Net Assets – 100%			$ 294,850,033
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$133,632,442	$144,170,982	$ 26	$277,803,450
Structured Notes	—	9,568,079	—	9,568,079
$1,000 Par (or similar) Institutional Preferred	—	2,721,832	—	2,721,832
$25 Par (or similar) Retail Preferred	784,372	—	—	784,372
Total	$134,416,814	$156,460,893	$ 26	$290,877,733

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent an Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$4,885,126	$(7,309,392)	$7,309,392	$(4,885,126)	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$263,171,095
Gross unrealized:
Appreciation	$ 47,448,473
Depreciation	(19,741,835)
Net unrealized appreciation (depreciation) of investments	$ 27,706,638
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Perpetual security. Maturity date is not applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
N/A	Not Applicable

Nuveen NWQ Multi-Cap Value Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Airlines – 3.5%
25,400	Delta Air Lines, Inc.	$1,392,174
30,800	Southwest Airlines Co.	1,764,224
	Total Airlines	3,156,398
	Automobiles – 2.5%
63,072	General Motors Company	2,292,036
	Banks – 16.2%
45,000	Bank of America Corporation	1,349,550
73,000	CIT Group Inc.	3,759,500
53,300	Citigroup Inc.	3,597,750
80,200	First Horizon National Corporation	1,510,166
25,100	JPMorgan Chase & Co.	2,760,247
35,000	The Bank of NT Butterfield and Son Limited	1,570,800
	Total Banks	14,548,013
	Capital Markets – 1.9%
85,730	B. Riley Financial, Inc.	1,671,735
	Chemicals – 1.8%
23,200	Innospec, Inc.	1,591,520
	Communications Equipment – 4.8%
69,400	Arris International PLC, (2)	1,843,958
98,832	Mitel Networks Corporation, (2)	917,161
24,020	ViaSat, Inc., (2)	1,578,594
	Total Communications Equipment	4,339,713
	Consumer Finance – 4.5%
34,035	Discover Financial Services	2,448,138
48,500	Synchrony Financial	1,626,205
	Total Consumer Finance	4,074,343
	Electric Utilities – 2.9%
75,860	FirstEnergy Corp	2,579,999
	Electronic Equipment, Instruments & Components – 2.3%
6,720	Coherent Inc., (2)	1,259,328
51,400	VeriFone Holdings Inc., (2)	790,532
	Total Electronic Equipment, Instruments & Components	2,049,860

Shares	Description (1)	Value
	Energy Equipment & Services – 0.9%
139,780	McDermott International Inc., (2)	$ 851,260
	Equity Real Estate Investment Trust – 3.1%
311,700	Colony Northstar, Inc., Class A	1,751,754
102,732	MedEquities Realty Trust, Inc.	1,079,713
	Total Equity Real Estate Investment Trust	2,831,467
	Health Care Equipment & Supplies – 1.0%
10,000	LivaNova, (2)	885,000
	Hotels, Restaurants & Leisure – 1.1%
39,600	Bloomin Brands Inc.	961,488
	Insurance – 8.1%
10,740	AON PLC	1,507,144
40,900	Loews Corporation	2,033,957
16,113	RenaissanceRe Holdings, Limited	2,231,811
32,865	Unum Group	1,564,703
	Total Insurance	7,337,615
	IT Services – 2.2%
125,175	First Data Corporation, Class A Shares, (2)	2,002,800
	Life Sciences Tools & Services – 2.6%
9,200	Bio-Rad Laboratories Inc., Class A, (2)	2,300,736
	Machinery – 5.4%
17,110	Ingersoll Rand PLC	1,463,076
34,100	Terex Corporation	1,275,681
65,400	Trinity Industries Inc.	2,134,002
	Total Machinery	4,872,759
	Media – 3.2%
23,070	CBS Corporation, Class B	1,185,567
54,800	Viacom Inc., Class B	1,702,088
	Total Media	2,887,655
	Multiline Retail – 1.3%
16,400	Target Corporation	1,138,652
	Oil, Gas & Consumable Fuels – 15.0%
91,000	Carrizo Oil & Gas, Inc., (2)	1,456,000
29,555	Cheniere Energy Inc., (2)	1,579,715
12,000	Chevron Corporation	1,368,480
79,300	EQT Corporation	3,767,543
57,800	Hess Corporation	2,925,836

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
47,600	Newfield Exploration Company, (2)	$1,162,392
37,000	Suncor Energy, Inc.	1,277,980
	Total Oil, Gas & Consumable Fuels	13,537,946
	Pharmaceuticals – 5.9%
14,778	Allergan PLC	2,486,990
46,400	GlaxoSmithKline PLC, Sponsored ADR	1,812,848
27,300	Pfizer Inc.	968,877
	Total Pharmaceuticals	5,268,715
	Semiconductors & Semiconductor Equipment – 5.0%
76,500	Cypress Semiconductor Corporation	1,297,440
32,500	Mellanox Technologies, Limited, (2)	2,367,625
19,015	Teradyne Inc.	869,176
	Total Semiconductors & Semiconductor Equipment	4,534,241
	Software – 3.2%
63,100	Oracle Corporation	2,886,825
	Specialty Retail – 1.5%
11,060	Advance Auto Parts, Inc.	1,311,163

	Total Long-Term Investments (cost $78,618,938)	89,911,939

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$ 285	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $284,912, collateralized by $300,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $292,831	0.740%	4/02/18	$ 284,889
	Total Short-Term Investments (cost $284,889)			284,889
	Total Investments (cost $78,903,827) – 100.2%			90,196,828
	Other Assets Less Liabilities – (0.2)%			(158,846)
	Net Assets – 100%			$ 90,037,982
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$89,911,939	$ —	$ —	$89,911,939
Short-Term Investments:
Repurchase Agreements	—	284,889	—	284,889
Total	$89,911,939	$284,889	$ —	$90,196,828
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$78,906,719
Gross unrealized:
Appreciation	$17,736,977
Depreciation	(6,446,868)
Net unrealized appreciation (depreciation) of investments	$11,290,109
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt

Nuveen NWQ Large-Cap Value Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 99.4%
	Aerospace & Defense – 2.3%
7,530	Raytheon Company	$ 1,625,125
	Airlines – 3.7%
20,485	Delta Air Lines, Inc.	1,122,783
26,020	Southwest Airlines Co.	1,490,425
	Total Airlines	2,613,208
	Automobiles – 2.5%
49,664	General Motors Company	1,804,790
	Banks – 16.1%
54,100	CIT Group Inc.	2,786,150
40,900	Citigroup Inc.	2,760,750
71,300	First Horizon National Corporation	1,342,579
61,400	ING Groep N.V., Sponsored ADR	1,039,502
22,435	JPMorgan Chase & Co.	2,467,177
18,000	Wells Fargo & Company	943,380
	Total Banks	11,339,538
	Beverages – 2.5%
40,660	Coca-Cola Company	1,765,864
	Biotechnology – 1.3%
12,446	Gilead Sciences, Inc.	938,304
	Capital Markets – 1.9%
13,700	State Street Corporation	1,366,301
	Chemicals – 2.1%
23,200	DowDuPont, Inc.	1,478,072
	Communications Equipment – 1.2%
12,450	ViaSat, Inc., (2)	818,214
	Consumer Finance – 5.6%
28,200	Discover Financial Services	2,028,426
56,500	Synchrony Financial	1,894,445
	Total Consumer Finance	3,922,871

Shares	Description (1)	Value
	Electric Utilities – 2.9%
60,620	FirstEnergy Corp	$ 2,061,686
	Energy Equipment & Services – 2.4%
111,370	McDermott International Inc., (2)	678,243
15,900	Schlumberger NV	1,030,002
	Total Energy Equipment & Services	1,708,245
	Equity Real Estate Investment Trust – 1.7%
213,075	Colony Northstar, Inc., Class A	1,197,482
	Insurance – 10.0%
29,830	American International Group, Inc.	1,623,349
9,000	AON PLC	1,262,970
23,300	Loews Corporation	1,158,709
12,845	RenaissanceRe Holdings, Limited	1,779,161
25,700	Unum Group	1,223,577
	Total Insurance	7,047,766
	Internet Software & Services – 1.8%
1,225	Alphabet Inc., Class A, (2)	1,270,496
	IT Services – 2.2%
99,570	First Data Corporation, Class A Shares, (2)	1,593,120
	Life Sciences Tools & Services – 0.8%
2,200	Bio-Rad Laboratories Inc., Class A, (2)	550,176
	Machinery – 4.3%
13,700	Ingersoll Rand PLC	1,171,487
57,600	Trinity Industries Inc.	1,879,488
	Total Machinery	3,050,975
	Media – 4.3%
17,900	CBS Corporation, Class B	919,881
9,000	Time Warner Inc.	851,220
40,300	Viacom Inc., Class B	1,251,718
	Total Media	3,022,819
	Multiline Retail – 1.2%
12,500	Target Corporation	867,875
	Oil, Gas & Consumable Fuels – 14.0%
23,325	Cheniere Energy Inc., (2)	1,246,721
10,200	Chevron Corporation	1,163,208
63,120	EQT Corporation	2,998,831
44,000	Hess Corporation	2,227,280

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
38,500	Newfield Exploration Company, (2)	$940,170
37,000	Suncor Energy, Inc.	1,277,980
	Total Oil, Gas & Consumable Fuels	9,854,190
	Pharmaceuticals – 6.4%
11,623	Allergan PLC	1,956,035
46,000	GlaxoSmithKline PLC, Sponsored ADR	1,797,220
21,400	Pfizer Inc.	759,486
	Total Pharmaceuticals	4,512,741
	Road & Rail – 1.9%
9,800	Union Pacific Corporation	1,317,414
	Semiconductors & Semiconductor Equipment – 1.0%
14,795	Teradyne Inc.	676,279
	Software – 3.6%
54,950	Oracle Corporation	2,513,962
	Specialty Retail – 1.7%
10,250	Advance Auto Parts, Inc.	1,215,138

	Total Long-Term Investments (cost $54,109,829)	70,132,651

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.6%
	REPURCHASE AGREEMENTS – 0.6%
$ 438	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $438,102, collateralized by $460,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $449,007	0.740%	4/02/18	$ 438,066
	Total Short-Term Investments (cost $438,066)			438,066
	Total Investments (cost $54,547,895) – 100.0%			70,570,717
	Other Assets Less Liabilities – (0.0)%			(9,178)
	Net Assets – 100%			$ 70,561,539
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$70,132,651	$ —	$ —	$70,132,651
Short-Term Investments:
Repurchase Agreements	—	438,066	—	438,066
Total	$70,132,651	$438,066	$ —	$70,570,717
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$54,592,112
Gross unrealized:
Appreciation	$18,398,432
Depreciation	(2,419,827)
Net unrealized appreciation (depreciation) of investments	$15,978,605
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt

Nuveen NWQ Small/Mid-Cap Value Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.0%
	COMMON STOCKS – 96.0%
	Aerospace & Defense – 0.9%
8,870	Astronics Corporation, (2)	$ 330,851
	Banks – 16.1%
15,135	Ameris Bancorp	800,642
17,780	CIT Group Inc.	915,670
41,856	First Horizon National Corporation	788,148
10,520	Pacwest Bancorp	521,056
4,140	Texas Capital BancShares, Inc., (2)	372,186
27,045	The Bank of NT Butterfield and Son Limited	1,213,780
17,340	Western Alliance Bancorporation, (2)	1,007,627
	Total Banks	5,619,109
	Building Products – 1.0%
8,070	Apogee Enterprises, Inc.	349,834
	Chemicals – 2.0%
10,425	Innospec, Inc.	715,155
	Communications Equipment – 5.9%
19,995	Arris International PLC, (2)	531,267
3,507	Lumentum Holdings Inc., (2)	223,747
102,770	Mitel Networks Corporation, (2)	953,705
5,315	ViaSat, Inc., (2)	349,302
	Total Communications Equipment	2,058,021
	Containers & Packaging – 1.5%
11,965	Bemis Company, Inc.	520,717
	Electrical Equipment – 2.5%
12,705	EnerSys	881,346
	Electronic Equipment, Instruments & Components – 3.0%
5,552	Coherent Inc., (2)	1,040,445
	Energy Equipment & Services – 1.9%
110,145	McDermott International Inc., (2)	670,783
	Equity Real Estate Investment Trust – 3.5%
28,730	Brandywine Realty Trust	456,232
3,517	Potlatch Corporation	183,060

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
47,980	Ramco-Gershenson Properties Trust	$ 593,033
	Total Equity Real Estate Investment Trust	1,232,325
	Food Products – 0.2%
1,088	John B Sanfillippo & Son, Inc.	62,963
	Health Care Equipment & Supplies – 3.1%
12,180	Globus Medical Inc., Class A, (2)	606,808
5,330	LivaNova, (2)	471,705
	Total Health Care Equipment & Supplies	1,078,513
	Household Durables – 4.6%
26,410	Taylor Morrison Home Corp., (2)	614,825
59,680	Tri Pointe Group, Incorporated, (2)	980,542
	Total Household Durables	1,595,367
	Insurance – 6.1%
19,885	Axis Capital Holdings Limited	1,144,779
3,300	Reinsurance Group of America Inc.	508,200
8,575	XL Group Limited	473,855
	Total Insurance	2,126,834
	IT Services – 1.0%
4,355	Euronet Worldwide, Inc., (2)	343,697
	Life Sciences Tools & Services – 3.2%
4,470	Bio-Rad Laboratories Inc., Class A, (2)	1,117,858
	Machinery – 4.2%
16,015	Albany International Corporation, Class A	1,004,140
3,050	Snap-on Incorporated	449,997
	Total Machinery	1,454,137
	Metals & Mining – 3.7%
7,015	Materion Corporation	358,116
10,875	Reliance Steel & Aluminum Company	932,422
	Total Metals & Mining	1,290,538
	Multiline Retail – 0.4%
43,780	Freds Inc., Class A	130,902
	Oil, Gas & Consumable Fuels – 12.3%
83,615	Carrizo Oil & Gas, Inc., (2)	1,337,840
29,460	EQT Corporation	1,399,644
36,210	Newfield Exploration Company, (2)	884,248
14,055	PDC Energy Inc., (2)	689,117
	Total Oil, Gas & Consumable Fuels	4,310,849

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Paper & Forest Products – 4.2%
15,210	Boise Cascade Company	$587,106
42,180	P.H. Glatfelter Company	865,955
	Total Paper & Forest Products	1,453,061
	Semiconductors & Semiconductor Equipment – 10.1%
28,660	Cypress Semiconductor Corporation	486,074
85,080	Lattice Semiconductor Corporation, (2)	473,896
19,055	Mellanox Technologies, Limited, (2)	1,388,157
5,385	Microsemi Corporation, (2)	348,517
7,170	Qorvo Inc., (2)	505,126
7,230	Teradyne Inc.	330,483
	Total Semiconductors & Semiconductor Equipment	3,532,253
	Specialty Retail – 2.6%
45,115	Haverty Furniture Companies Inc.	909,067
	Textiles, Apparel & Luxury Goods – 0.5%
1,940	Deckers Outdoor Corporation, (2)	174,658
	Trading Companies & Distributors – 1.5%
27,320	BMC Stock Holdings Inc., (2)	534,106

	Total Long-Term Investments (cost $26,758,506)	33,533,389

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.2%
	REPURCHASE AGREEMENTS – 4.2%
$ 1,477	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $1,477,104, collateralized by $1,545,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $1,508,079	0.740%	4/02/18	$ 1,476,983
	Total Short-Term Investments (cost $1,476,983)			1,476,983
	Total Investments (cost $28,235,489) – 100.2%			35,010,372
	Other Assets Less Liabilities – (0.2)%			(70,884)
	Net Assets – 100%			$ 34,939,488
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$33,533,389	$ —	$ —	$33,533,389
Short-Term Investments:
Repurchase Agreements	—	1,476,983	—	1,476,983
Total	$33,533,389	$1,476,983	$ —	$35,010,372
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$28,989,069
Gross unrealized:
Appreciation	$ 8,562,224
Depreciation	(2,540,921)
Net unrealized appreciation (depreciation) of investments	$ 6,021,303
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen NWQ Small-Cap Value Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.1%
	COMMON STOCKS – 96.1%
	Aerospace & Defense – 1.0%
183,393	Astronics Corporation, (2)	$ 6,840,559
	Auto Components – 2.0%
530,244	Stoneridge Inc, (2)	14,634,734
	Banks – 18.5%
308,265	Ameris Bancorp	16,307,218
193,825	BankUnited Inc	7,749,124
128,930	Banner Corporation	7,154,326
443,699	First Horizon National Corporation	8,354,852
306,820	Hilltop Holdings Inc	7,197,997
631,035	Hope Bancorp Inc	11,478,527
272,575	Pacwest Bancorp	13,500,640
89,765	Texas Capital BancShares, Inc., (2)	8,069,873
558,787	The Bank of NT Butterfield and Son Limited	25,078,361
484,485	Western Alliance Bancorporation, (2)	28,153,423
	Total Banks	133,044,341
	Building Products – 1.0%
164,520	Apogee Enterprises, Inc.	7,131,942
	Capital Markets – 0.5%
187,465	B. Riley Financial, Inc.	3,655,568
	Communications Equipment – 2.8%
2,135,526	Mitel Networks Corporation, (2)	19,817,681
	Containers & Packaging – 1.6%
259,995	Bemis Company, Inc.	11,314,982
	Electrical Equipment – 2.0%
209,475	EnerSys	14,531,281
	Electronic Equipment, Instruments & Components – 4.3%
107,284	Coherent Inc., (2)	20,105,021
198,800	Methode Electronics, Inc	7,773,080
63,758	Novanta, Inc, (2)	3,324,980
	Total Electronic Equipment, Instruments & Components	31,203,081

Shares	Description (1)	Value
	Energy Equipment & Services – 1.9%
2,186,855	McDermott International Inc., (2)	$ 13,317,947
	Equity Real Estate Investment Trust – 3.7%
601,455	Brandywine Realty Trust	9,551,105
70,000	Potlatch Corporation	3,643,510
1,086,660	Ramco-Gershenson Properties Trust	13,431,118
	Total Equity Real Estate Investment Trust	26,625,733
	Food Products – 2.9%
39,304	John B Sanfillippo & Son, Inc.	2,274,522
1,427,157	Landec Corporation, (2)	18,624,399
	Total Food Products	20,898,921
	Health Care Equipment & Supplies – 3.2%
265,365	Globus Medical Inc., Class A, (2)	13,220,484
112,605	LivaNova, (2)	9,965,543
	Total Health Care Equipment & Supplies	23,186,027
	Household Durables – 7.6%
564,172	Hooker Furniture Corporation	20,705,112
578,810	Taylor Morrison Home Corp., (2)	13,474,697
1,261,810	Tri Pointe Group, Incorporated, (2)	20,731,538
	Total Household Durables	54,911,347
	Insurance – 3.3%
531,195	Aspen Insurance Holdings Limited	23,824,096
	IT Services – 0.8%
69,746	Euronet Worldwide, Inc., (2)	5,504,354
	Machinery – 2.9%
335,965	Albany International Corporation, Class A	21,065,006
	Metals & Mining – 2.9%
135,275	Kaiser Aluminum Corporation	13,649,247
135,091	Materion Corporation	6,896,396
	Total Metals & Mining	20,545,643
	Multiline Retail – 0.4%
958,905	Freds Inc., Class A	2,867,126
	Oil, Gas & Consumable Fuels – 9.8%
1,807,060	Carrizo Oil & Gas, Inc., (2)	28,912,960
498,030	PDC Energy Inc., (2)	24,418,411
1,799,827	SRC Energy Incorporated, (2)	16,972,369
	Total Oil, Gas & Consumable Fuels	70,303,740

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Paper & Forest Products – 6.0%
318,044	Boise Cascade Company	$12,276,498
179,115	Louisiana-Pacific Corporation	5,153,139
96,144	Neenah, Inc	7,537,690
873,919	P.H. Glatfelter Company	17,941,557
	Total Paper & Forest Products	42,908,884
	Professional Services – 1.5%
477,754	GP Strategies Corporation, (2)	10,821,128
	Semiconductors & Semiconductor Equipment – 9.5%
454,815	Entegris Inc	15,827,562
447,995	Integrated Device Technology, Inc., (2)	13,690,727
1,858,385	Lattice Semiconductor Corporation, (2)	10,351,204
388,715	Mellanox Technologies, Limited, (2)	28,317,888
	Total Semiconductors & Semiconductor Equipment	68,187,381
	Technology Hardware, Storage & Peripherals – 1.1%
373,170	Cray, Inc, (2)	7,724,619
	Textiles, Apparel & Luxury Goods – 0.5%
40,145	Deckers Outdoor Corporation, (2)	3,614,254
	Thrifts & Mortgage Finance – 2.9%
735,889	HomeStreet Inc	21,083,220
	Trading Companies & Distributors – 1.5%
568,270	BMC Stock Holdings Inc., (2)	11,109,679

	Total Long-Term Investments (cost $533,665,672)	690,673,274

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.1%
	REPURCHASE AGREEMENTS – 4.1%
$ 29,506	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $29,507,954, collateralized by $30,835,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $30,098,136	0.740%	4/02/18	$ 29,505,528
	Total Short-Term Investments (cost $29,505,528)			29,505,528
	Total Investments (cost $563,171,200) – 100.2%			720,178,802
	Other Assets Less Liabilities – (0.2)%			(1,192,318)
	Net Assets – 100%			$ 718,986,484

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$690,673,274	$ —	$ —	$690,673,274
Short-Term Investments:
Repurchase Agreements	—	29,505,528	—	29,505,528
Total	$690,673,274	$29,505,528	$ —	$720,178,802
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$572,861,830
Gross unrealized:
Appreciation	$178,517,886
Depreciation	(31,200,914)
Net unrealized appreciation (depreciation) of investments	$147,316,972
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018